OTHER OPERATING INCOME (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of other operating income (expense) [Abstract]
Schedule of Other Operating Income

	2021	2020	2019
	£m	£m	£m
Operating lease rental income	1,059	1,120	1,247
Gains less losses on disposal of financial assets at fair value through other comprehensive income (note 33)	(116)	145	196
Liability management	(39)	(216)	(101)
Intercompany recharges and other	1,095	1,001	1,350
Total other operating income	1,999	2,050	2,692